(1) OPERATIONS	12 Months Ended
Dec. 31, 2017
Operations
OPERATIONS

CPFL Energia S.A. (“CPFL Energia” or “Company”) is a publicly-held corporation incorporated for the principal purpose of operating as a holding company, with equity interests in other companies primarily engaged in electric energy distribution, generation and commercialization activities in Brazil.

The Company’s registered office is located at Rodovia Eng[o] Miguel Noel Nascentes Burnier, Km 2,5, Parque São Quirino - Campinas - SP - Brazil.

The Company has direct and indirect interests in the following subsidiaries and joint ventures (information on the concession area, member of consumers, energy production capacity and related data are not audited by the independent auditors):

Energy distribution	Company type	Equity interest	Location (state)	Number of municipalities	Approximate number of consumers (in thousands)	Concession period	End of the concession

Companhia Paulista de Força e Luz ("CPFL Paulista")	Publicly-held corporation	Direct 100%	Interior of São Paulo	234	4,389	30 years	November 2027
Companhia Piratininga de Força e Luz ("CPFL Piratininga")	Publicly-held corporation	Direct 100%	Interior of São Paulo	27	1,720	30 years	October 2028
Rio Grande Energia S.A. ("RGE")	Publicly-held corporation	Direct 100%	Interior of Rio Grande do Sul	255	1,485	30 years	November 2027
RGE Sul Distribuidora de Energia S.A. ("RGE Sul")	Publicly-held corporation	Indirect 100%	Interior of Rio Grande do Sul	118	1,336	30 years	November 2027
Companhia Jaguari de Energia ("CPFL Santa Cruz") (e)	Privately-held corporation	Direct 100%	Interior of São Paulo, Paraná and Minas Gerais	45	447	30 years	July 2045

					Installed power (MW)
Energy generation (conventional and renewable sources)	Company type	Equity interest	Location (state)	Number of plants / type of energy	Total	CPFL share

CPFL Geração de Energia S.A. ("CPFL Geração")	Publicly-held corporation	Direct 100%	São Paulo and Goiás	3 Hydropower plants (a)	1,295	678
CERAN - Companhia Energética Rio das Antas ("CERAN")	Privately-held corporation	Indirect 65%	Rio Grande do Sul	3 Hydropower plants	360	234
Foz do Chapecó Energia S.A. ("Foz do Chapecó")	Privately-held corporation	Indirect 51% (d)	Santa Catarina and Rio Grande do Sul	1 Hydropower plant	855	436
Campos Novos Energia S.A. ("ENERCAN")	Privately-held corporation	Indirect 48.72%	Santa Catarina	1 Hydropower plant	880	429
BAESA - Energética Barra Grande S.A. ("BAESA")	Privately-held corporation	Indirect 25.01%	Santa Catarina and Rio Grande do Sul	1 Hydropower plant	690	173
Centrais Elétricas da Paraíba S.A. ("EPASA")	Privately-held corporation	Indirect 53.34%	Paraíba	2 Thermal plants	342	182
Paulista Lajeado Energia S.A. ("Paulista Lajeado")	Privately-held corporation	Indirect 59.93% (b)	Tocantins	1 Hydropower plant	903	63
CPFL Energias Renováveis S.A. ("CPFL Renováveis")	Publicly-held corporation	Indirect 51.60%	(c)	(c)	(c)	(c)
CPFL Centrais Geradoras Ltda. ("CPFL Centrais Geradoras")	Limited liability company	Direct 100%	São Paulo and Minas Gerais	6 small hydropower plants	4	4

Energy commercialization	Company type	Core activity	Equity interest

CPFL Comercialização Brasil S.A. ("CPFL Brasil")	Privately-held corporation	Energy commercialization	Direct 100%
Clion Assessoria e Comercialização de Energia Elétrica Ltda. ("CPFL Meridional")	Limited liability company	Commercialization and provision of energy services	Indirect 100%
CPFL Comercialização Cone Sul S.A. ("CPFL Cone Sul")	Privately-held corporation	Energy commercialization	Indirect 100%
CPFL Planalto Ltda. ("CPFL Planalto")	Limited liability company	Energy commercialization	Direct 100%
CPFL Brasil Varejista S.A. ("CPFL Brasil Varejista")	Privately-held corporation	Energy commercialization	Indirect 100%

Provision of services	Company type	Core activity	Equity interest

CPFL Serviços, Equipamentos, Industria e Comércio S.A. ("CPFL Serviços")	Privately-held corporation	Manufacturing, commercialization, rental and maintenance of electro-mechanical equipment and service provision	Direct 100%
NECT Serviços Administrativos Ltda ("Nect")	Limited liability company	Provision of administrative services	Direct 100%
CPFL Atende Centro de Contatos e Atendimento Ltda. ("CPFL Atende")	Limited liability company	Provision of call center services	Direct 100%
CPFL Total Serviços Administrativos Ltda. ("CPFL Total")	Limited liability company	Collection services	Direct 100%
CPFL Eficiência Energética S.A ("CPFL Eficiência")	Privately-held corporation	Energy efficiency management	Direct 100%
TI Nect Serviços de Informática Ltda. ("Authi")	Limited liability company	Provision of IT services	Direct 100%
CPFL GD S.A ("CPFL GD")	Privately-held corporation	Provision of maintenance services for energy generation companies	Indirect 100%

Others	Company type	Core activity	Equity interest

CPFL Jaguari de Geração de Energia Ltda ("Jaguari Geração")	Limited liability company	Holding company	Direct 100%
Chapecoense Geração S.A. ("Chapecoense")	Privately-held corporation	Holding company	Indirect 51%
Sul Geradora Participações S.A. ("Sul Geradora")	Privately-held corporation	Holding company	Indirect 99.95%
CPFL Telecom S.A ("CPFL Telecom")	Privately-held corporation	Telecommunication services	Direct 100%
CPFL Transmissão Piracicaba S.A ("CPFL Transmissão Piracicaba")	Privately-held corporation	Energy transmission services	Indirect 100%
CPFL Transmissora Morro Agudo S.A ("CPFL Transmissão Morro Agudo")	Privately-held corporation	Energy transmission services	Indirect 100%

a)	CPFL Geração has 51.54% of assured energy and power of the Serra da Mesa hydropower plant, whose concession is controlled by Furnas. The small hydropower plant Cariobinha and the thermoelectric plant Carioba are inactive while they await the position of the Ministry of Mines and Energy on the early termination of their concession and are not included in the table.
b)	Paulista Lajeado has a 7% share in the installed power of Investco S.A. (5.94% interest in total capital).
c)	CPFL Renováveis has operations in the states of São Paulo, Minas Gerais, Mato Grosso, Santa Catarina, Ceará, Rio Grande do Norte, Paraná and Rio Grande do Sul and its main activities are: (i) holding investments in companies of the renewable energy segment; (ii) identification, development, and exploration of generation potentials; and (iii) sale of electric energy. At December 31, 2017, CPFL Renováveis had a portfolio of 112 projects with installed capacity of 2,508.4 MW (2,102.6 MW in operation), as follows:
•	Hydropower generation: 46 SHP’s (543.2 MW) with 39 SHPs (small hydroelectric power plants) in operation (423 MW) and 7 SHPs under development (120.2 MW);
•	Wind power generation: 57 projects (1,594.1 MW) with 45 projects in operation (1,308.5 MW) and 12 projects under construction/development (285.6 MW);
•	Biomass power generation: 8 plants in operation (370 MW);

•       Solar power generation: 1 solar plant in operation (1.1 MW).

d)	The joint venture Chapecoense has as its direct subsidiary Foz do Chapecó and fully consolidates its financial statements.
e)	As described in note 14.4.2, on December 31, 2017, approval was given for the merger of the subsidiaries Companhia Luz e Força Santa Cruz, Companhia Leste Paulista de Energia, Companhia Jaguari de Energia, Companhia Sul Paulista de Energia and Companhia Luz e Força de Mococa into Companhia Jaguari de Energia, which adopted the trade name “CPFL Santa Cruz”.

Negative net working capital (calculated by the excess of current liabilities over current assets)

As at December 31, 2017, the Company had net working capital (calculated by the excess of current liabilities over current assets) of R$ 1,797,477. In January 2018, the subsidiaries issued debentures in the amount of R$ 2,610,000 (note 36). The Company has history of profitable operations and ready access to financial resources therefore the financial statements have been prepared using the going concern basis.